Corporate Information (Details) - Schedule for assets and liabilities (net of intercompany eliminations) classified as held for distribution - Fosfatos del Pacífico S.A. [Member] S/ in Thousands	Mar. 01, 2017 PEN (S/)
Corporate Information (Details) - Schedule for assets and liabilities (net of intercompany eliminations) classified as held for distribution [Line Items]
Cash and cash equivalents	S/ 34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non- current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173
Total Asset	382,638
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357
Total Liabilities and equity	S/ 382,638